Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 83,925	$ 81,839	$ 147,070
Adjustments to reconcile net income to net cash provided by operating activities
Bad debt provision	2,871	2,083	1,615
Depreciation	11,749	11,993	13,643
Amortization of intangible assets and other assets	6,426	7,814	12,377
Goodwill impairment and impairment of intangible assets acquired as part of acquisition of a business	16,369	86,882	0
Impairment loss of other assets	1,538	2,933	4,391
Share-based compensation expense/(benefit)	(6,461)	17,393	8,402
Loss from equity investments	0	518	1,079
Disposal loss/(gain) of fixed assets and intangible assets	(60)	(167)	156
Deferred tax expense	50,008	1,524	11,403
Change in fair value of financial instruments	(17,451)	(9,186)	(12,290)
Disposal loss/(gain) of subsidiaries and long-term investment	(134)	523	(149)
Changes in current assets and liabilities, net of acquisition
Accounts receivable, net	28,161	(40,368)	14,840
Prepaid and other assets (including changes in interest receivables from related parties of $(4,247), $4,855 and $22,693, respectively)	(7,846)	14,149	1,756
Accounts payable	4,968	175	2,489
Receipts in advance and deferred revenue	4,542	(3,276)	4,449
Accrued salary and benefits	11,977	6,278	(4,985)
Accrued liabilities to suppliers	3,976	2,466	7,211
Tax payables	(925)	10,105	(4,630)
Other short-term liabilities (including changes in interest payables to related parties of $(772), $781 and $8,810, respectively)	5,879	7,117	(3,165)
Net cash provided by operating activities	199,512	200,795	205,662
Cash flows from investing activities:
Purchase of fixed assets	(2,611)	(2,414)	(4,032)
Purchase of intangible assets and other assets	(14,241)	(1,191)	(9,003)
Purchase of financial instruments	(1,317,321)	(1,364,514)	(316,081)
Proceeds from financial instruments	1,539,525	1,197,774	364,121
Matching loans to related parties	(237,003)	(15,110)	(210,797)
Proceeds from matching loans	0	0	12,064
Loans to Sohu	0	(72,510)	(72,077)
Return of funds from 7Road	5,264	4,928	5,061
Other investing activities	1,321	(3,389)	566
Net cash used in investing activities	(25,066)	(256,426)	(230,178)
Cash flows from financing activities:
Loan proceeds from offshore banks	220,000	0	0
Matching loans from related parties	237,000	15,000	209,941
Repayment of matching loans	0	0	(12,900)
Repayments of loans to offshore banks	0	0	(344,500)
Dividend distribution	(499,686)	0	0
Issuance of common stock	11	7	0
Other financing activities	51	6	0
Net cash provided by/(used in) financing activities	(42,624)	15,013	(147,459)
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted time deposits	(1,762)	4,905	(14,563)
Reclassification of cash, cash equivalents, restricted cash and restricted time deposits from/(to) assets held for sale	0	11,684	(11,684)
Net increase/(decrease) in cash, cash equivalents, restricted cash and restricted time deposits	130,060	(24,029)	(198,222)
Cash, cash equivalents, restricted cash and restricted time deposits, beginning of year	573,159	597,188	795,410
Cash, cash equivalents, restricted cash and restricted time deposits, end of year	703,219	573,159	597,188
Supplemental disclosures of cash flows
Cash paid for income taxes	(38,586)	(36,884)	(12,348)
Cash paid for interest expense	0	(3,648)	(5,263)
Supplemental schedule of non-cash investing activities
Changes in accounts payable, accrued expenses and other liabilities related to fixed assets and intangible assets additions	(1,520)	2,377	(2,909)
Supplemental schedule of non-cash financing activities
Changes in non-controlling interest related to organization of subsidiaries	$ 1,029	$ 0	$ 0